Deferred Tax	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Deferred Tax
Note 23: Deferred Tax
The movements of deferred tax assets and liabilities are shown below:

Deferred tax liabilities	Goodwill and Other Identifiable Intangible Assets	Equity Method Investments	Other	Total
December 31, 2019	578	294	238	1,110
Acquisitions	5	-	2	7
(Benefit) expense to income statement - continuing operations	(33)	(159)	29	(163)
Expense to other comprehensive income	-	36	-	36
Translation and other, net	(4)	1	4	1
December 31, 2020	546	172	273	991
Acquisitions	5	-	-	5
(Benefit) expense to income statement - continuing operations	(26)	586	16	576
Benefit to other comprehensive income	-	(23)	-	(23)
Translation and other, net	1	130	(123)	8
December 31, 2021	526	865	166	1,557

Deferred tax assets	Tax Losses and Other Attributes	Goodwill and Other Identifiable Intangible Assets	Employee Benefits and Compensation	Other	Total
December 31, 2019	91	1,168	253	198	1,710
Benefit (expense) to income statement - continuing operations	104	(59)	(24)	47	68
Benefit to income statement - discontinued operations	3	-	-	1	4
Expense to other comprehensive income	-	-	(17)	-	(17)
Benefit to equity	-	-	3	-	3
Translation and other, net	11	1	(1)	22	33
December 31, 2020	209	1,110	214	268	1,801
Acquisitions	-	-	-	5	5
Benefit (expense) to income statement - continuing operations	57	(55)	(4)	(84)	(86)
Expense to income statement - discontinued operations	-	-	-	(1)	(1)
Expense to other comprehensive income	-	-	(58)	-	(58)
Benefit to equity	-	-	21	-	21
Translation and other, net	1	3	2	3	9
December 31, 2021	267	1,058	175	191	1,691
Net deferred tax asset at December 31, 2020					810
Net deferred tax asset at December 31, 2021					134
The estimated recovery period for the deferred tax balances is shown below:

	December 31,

	2021	2020
Deferred tax liabilities
Deferred tax liabilities to be recovered after more than 12 months	1,555	866
Deferred tax liabilities to be recovered within 12 months	2	125
Total deferred tax liabilities	1,557	991

Deferred tax assets
Deferred tax assets to be recovered after more than 12 months	1,614	1,666
Deferred tax assets to be recovered within 12 months	77	135
Total deferred tax assets	1,691	1,801
Net deferred tax asset	134	810
Deferred tax assets are recognized to the extent that the realization of the related tax benefit through future taxable profits and the resolution of uncertain tax positions is probable. The ability to realize these deferred tax benefits is dependent on a number of factors, including the future profitability of operations and the resolution of tax audits in the jurisdictions in which the deferred tax assets arose.
At December 31
, 2021
, the following summarizes the Company’s tax losses, certain deductible temporary differences and other tax attributes:

	Carry Forward Loss/ Tax Attributes	Tax Value	Unrecognized Deferred Tax Assets	Net Deferred Tax Assets
Canadian net operating losses	2,234	592	(580)	12
Net operating losses – other jurisdictions	1,798	461	(373)	88
Capital losses	753	193	(130)	63
Investment in subsidiaries	292	73	(73)	-
Other deductible temporary differences	32	10	(10)	-
U.S. state net operating losses (1)	n/m	5	(3)	2
Other attributes and credits (2)	n/m	112	(10)	102
Total		1,446	(1,179)	267
(1)
The aggregation of U.S. state net operating losses is not meaningful due to differing combination and apportionment rules in various states.
(2)
As other attributes and credits are calculated on an
after-tax
basis, there is no
carry forward loss amount to disclose.
If not utilized, most of the Canadian tax losses and U.S. state tax loss
es carried forward will expire between 2022
and 2041
.
Most
of the tax losses carried forward in other jurisdictions may be carried forward indefinitely.
No
deferred tax is recognized on the temporary differences associated with investments in subsidiaries and equity method investments to the extent that the Company can control the timing and reversal of such differences, or the reversal would not create a tax liability. These temporary differences are primarily attributable to the undistributed earnings of non-Canadian
subsidiaries, which were $15.2 billion at December 31
, 2021
(2020
-
$12.1 billion).